Concentrations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Two Customers [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	42.00%	32.00%
Largest Customers [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	28.00%	22.00%
Largest Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		53.00%
Largest Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	66.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	97.00%	80.00%
One Customer [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		10.00%
One Customer [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	15.00%	27.00%
Two suppliers [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	21.00%
Four suppliers [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	46.00%
Three Suppliers [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		38.00%
Three Suppliers [Member] | Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage		50.00%
Related party [Member] | Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	16.00%